Leases - Narrative (Details)	12 Months Ended
	Mar. 31, 2026 USD ($) lease	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)
Leases [Abstract]
Gains (loss) on early termination of operating leases	$ 0	$ 0	$ 0
Number of leases signed but not yet commenced | lease	7
Approximate lease value	$ 76,000,000.0